Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
American High-Income Municipal Bond Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				American High-Income Municipal Bond Fund — Class A (with sales charge)
Accumulated Value		$ 9,625			$ 9,698		$ 10,091		$ 10,826		$ 11,116		$ 12,174		$ 11,226		$ 11,171		$ 12,151		$ 12,163		$ 13,021
American High-Income Municipal Bond Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				American High-Income Municipal Bond Fund — Class C (with sales charge)
Accumulated Value		10,000			10,000		10,329		11,000		11,216		12,199		11,170		11,036		11,916		11,927		12,768
American High-Income Municipal Bond Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American High-Income Municipal Bond Fund — Class F-1
Accumulated Value		10,000			10,068		10,470		11,225		11,523		12,617		11,631		11,571		12,581		12,591		13,476
American High-Income Municipal Bond Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American High-Income Municipal Bond Fund — Class F-2
Accumulated Value		10,000			10,093		10,523		11,312		11,643		12,782		11,815		11,784		12,847		12,891		13,833
American High-Income Municipal Bond Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American High-Income Municipal Bond Fund — Class F-3
Accumulated Value	$ 10,000		$ 10,496			$ 10,955		$ 11,788		$ 12,146		$ 13,347		$ 12,350		$ 12,331		$ 13,459		$ 13,519		$ 14,524
American High-Income Municipal Bond Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name				American High-Income Municipal Bond Fund — Class R-6
Accumulated Value		10,000			10,105		10,547		11,350		11,695		12,852		11,892		11,874		12,959		13,018		13,983
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,391		$ 10,026	$ 10,494	$ 10,125	$ 11,261	$ 10,865	$ 11,865	$ 11,447	$ 12,255	$ 11,824	$ 11,406	$ 11,005	$ 11,512	$ 11,107	$ 11,943	$ 11,523	$ 11,942	$ 11,522	$ 12,571	$ 12,129